Long-term debt (Tables)	6 Months Ended
Jun. 30, 2025
Long-term debt
Schedule of long-term debt

Long-term debt

in € K

	June 30,	December 31,
	2025	2024

Schuldschein loans	227,539	228,399
Bonds	6,983,509	6,492,120
Other	105,658	115,589
Long-term debt	7,316,706	6,836,108
Less current portion	(989,830)	(575,283)
Long-term debt, less current portion	6,326,876	6,260,825